Leases (Details) - Schedule of Total Right-of-Use Assets and Lease Liabilities - Operating Lease Right-of-Use Assets [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Total Right-of-Use Assets and Lease Liabilities [Line Items]
Operating lease right-of-use assets, Balance at beginning of the year	$ 88,055	$ 4,559
Finance lease right-of-use assets, Balance at beginning of the year	461,629	561,470
Operating lease right-of-use assets, Current year addition		165,929
Operating lease right-of-use assets, Less: Accumulated amortization	(86,587)	(82,048)
Operating lease right-of-use assets, Foreign exchange difference	(1,468)	(385)
Operating lease right-of-use assets, Balance at end of the year		88,055
Finance lease right-of-use assets, Current year addition
Finance lease right-of-use assets, Less: Accumulated amortization	(8,343)	(52,365)
Finance lease right-of-use assets, Less: Exercised purchase option	(445,589)
Finance lease right-of-use assets, Foreign exchange difference	(7,697)	(47,476)
Finance lease right-of-use assets, Balance at end of the year		$ 461,629